Net Loss Per Share - Narrative (Details) - shares shares in Thousands	Mar. 31, 2022	Feb. 04, 2022
Sponsor, escrow shares
Schedule Of Reverse Recapitalization [Line Items]
Earn-out shares (in shares)	1,625	1,625